Property, plant and equipment (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Total (excluding right-of-use assets)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,740,235
Ending balance	1,423,021	$ 1,740,235
Total (excluding right-of-use assets) | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,938,489	3,736,078
Additions during the period	94,034	459,093
Additions through business combinations		5,576
Transfer from advance payments	9,765	89,314
Disposals	(7,628)	(161,556)
Effects of movement in exchange rates	(594,484)	(1,078,286)
Reclassified to assets held for sale		(111,730)
Ending balance	2,440,176	2,938,489
Total (excluding right-of-use assets) | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,198,254)	(1,660,637)
Charge for the period	107,637	290,570
Impairment	3,870	86,031
Disposals	7,030	158,873
Effects of movement in exchange rates	285,576	592,813
Reclassified to assets held for sale		87,298
Ending balance	(1,017,155)	(1,198,254)
Towers and tower equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,125,062
Ending balance	960,576	1,125,062
Towers and tower equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,193,901	2,961,567
Additions during the period	21,399	64,165
Additions through business combinations		5,576
Reclassification	54,369	208,363
Transfer from advance payments	8,295	67,978
Disposals	(7,169)	(122,022)
Effects of movement in exchange rates	(430,422)	(880,175)
Reclassified to assets held for sale		(111,551)
Ending balance	1,840,373	2,193,901
Towers and tower equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,068,839)	(1,561,326)
Charge for the period	70,962	216,776
Impairment	3,835	85,567
Disposals	6,618	120,503
Effects of movement in exchange rates	257,221	587,037
Reclassified to assets held for sale		87,290
Ending balance	(879,797)	(1,068,839)
Fiber assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	352,410
Ending balance	295,823	352,410
Fiber assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	448,789	364,182
Additions during the period	5,743	32,293
Reclassification	21,134	81,929
Transfer from advance payments	8,595	2,529
Disposals	(11)	(35,575)
Effects of movement in exchange rates	(80,181)	3,431
Ending balance	404,069	448,789
Fiber assets | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(96,379)	(59,032)
Charge for the period	33,811	65,246
Impairment		464
Disposals	10	34,506
Effects of movement in exchange rates	21,934	(6,143)
Ending balance	(108,246)	(96,379)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	38,047
Ending balance	25,794	38,047
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	39,280	63,586
Additions during the period	1,295	3,017
Reclassification		5,210
Transfer from advance payments	40	2,164
Effects of movement in exchange rates	(13,906)	(34,697)
Ending balance	26,709	39,280
Land and buildings | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,233)	(1,833)
Charge for the period	111	358
Effects of movement in exchange rates	429	958
Ending balance	(915)	(1,233)
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,346
Ending balance	4,136	5,346
Furniture and office equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,399	32,308
Additions during the period	469	3,775
Reclassification	482	(2,300)
Disposals	(150)	(1,743)
Effects of movement in exchange rates	(3,840)	(7,589)
Reclassified to assets held for sale		(52)
Ending balance	21,360	24,399
Furniture and office equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(19,053)	(21,437)
Charge for the period	1,499	4,173
Impairment	31
Disposals	104	1,723
Effects of movement in exchange rates	3,255	4,826
Reclassified to assets held for sale		8
Ending balance	(17,224)	(19,053)
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,632
Ending balance	4,069	6,632
Motor vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,382	27,277
Additions during the period	496	4,481
Reclassification		337
Disposals	(298)	(2,216)
Effects of movement in exchange rates	(4,538)	(10,497)
Ending balance	15,042	19,382
Motor vehicles | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(12,750)	(17,009)
Charge for the period	1,254	4,017
Impairment	4
Disposals	298	2,141
Effects of movement in exchange rates	2,737	6,135
Ending balance	(10,973)	(12,750)
Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	212,738
Ending balance	132,623	212,738
Capital work in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	212,738	287,158
Additions during the period	64,632	351,362
Reclassification	(75,985)	(293,539)
Transfer from advance payments	(7,165)	16,643
Effects of movement in exchange rates	(61,597)	(148,759)
Reclassified to assets held for sale		(127)
Ending balance	132,623	212,738
Right-of-use asset
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	886,909
Ending balance	795,000	886,909
Right-of-use asset | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,116,990	1,165,180
Additions during the period	78,333	123,281
Disposals	(35,995)	(52,271)
Effects of movement in exchange rates	(134,715)	(117,853)
Reclassified to assets held for sale		(1,347)
Ending balance	1,024,613	1,116,990
Right-of-use asset | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(230,081)	(200,161)
Charge for the period	46,095	95,895
Impairment	1,216	1,663
Disposals	16,951	23,920
Effects of movement in exchange rates	30,828	43,018
Reclassified to assets held for sale		700
Ending balance	$ (229,613)	$ (230,081)